Income Taxes - Summary of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Deferred tax assets:
Loss and tax credit carry forwards	$ 44,296	$ 39,710
Difference between book and tax basis of property and equipment	4,951	2,731
Interest expense limitations carry forward	7,190	10,697
Inventory allowances	383	417
Other reserves not currently deductible	1,045	807
Capital lease obligation		2,431
Expenses not currently deductible	776	667
Other	(27)	(175)
Net deferred tax asset before valuation allowance	58,614	57,285
Valuation allowance	(53,311)	$ (57,285)
Net deferred tax asset	$ 5,303